Schedule of Investments (unaudited)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	$50	$49,031

Aerospace & Defense — 3.5%
Bombardier Inc., 7.13%, 06/15/26 (Call 06/15/23)(a)	125	127,037
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)(b)	40	40,200
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	425	439,505
6.38%, 06/15/26 (Call 06/15/22)	120	121,948
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/22)	50	51,816
		780,506
Agriculture — 0.4%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	25	24,882
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/22)(a)	65	66,746
		91,628
Airlines — 4.6%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	130	126,915
Air Canada Pass Through Trust, Series 2020-1, Class C,
10.50%, 07/15/26(a)(b)	30	36,600
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%,
04/20/26(a)	365	373,629
American Airlines Pass Through Trust, Series 2014-1, Class A,
3.70%, 04/01/28	47	46,653
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	110	125,255
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty
Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	120	122,680
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	200	198,588
		1,030,320
Apparel — 0.7%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	90	93,538
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	55	54,074
		147,612
Auto Manufacturers — 3.1%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	125	129,626
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	200	193,802
4.39%, 01/08/26	210	217,296
4.54%, 08/01/26 (Call 06/01/26)	75	77,984
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/22)(a)	75	77,934
		696,642
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 08/15/22)(a)(b)	95	95,567
American Axle & Manufacturing Inc., 6.25%, 03/15/26
(Call 03/15/22)(b)	40	40,744
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26
(Call 05/15/22)(a)	92	95,273
Cooper-Standard Automotive Inc., 5.63%, 11/15/26
(Call 11/15/22)(a)	35	26,216
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26
(Call 05/31/22)	65	66,151
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 09/15/22),
(5.50% PIK)(a)(c)	50	51,023
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/22)(b)	55	50,980
		425,954
Banks — 0.9%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(a)	65	62,253
Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	$135	$145,569
		207,822
Chemicals — 1.6%
GCP Applied Technologies Inc., 5.50%, 04/15/26
(Call 04/15/22)(a)	25	25,528
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)	45	47,392
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26
(Call 01/15/23)(a)	45	44,100
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/22)(a)	35	35,008
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26
(Call 02/19/22)(a)(b)	70	72,123
Polar U.S. Borrower LLC/Schenectady International Group Inc.,
6.75%, 05/15/26 (Call 05/15/23)(a)	35	33,554
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	55	56,230
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26
(Call 11/01/23)(a)	50	50,400
		364,335
Coal — 0.2%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	32	34,478

Commercial Services — 5.5%
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26
(Call 10/15/23)(a)	60	59,874
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 07/15/26 (Call 07/15/22)(a)	205	210,621
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(a)	40	40,903
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(a)	105	101,838
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/22)(a)	55	56,594
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	70	73,156
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)	40	41,007
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/22)(a)	40	41,393
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)	60	58,245
IHS Markit Ltd., 4.00%, 03/01/26 (Call 12/01/25)(a)	35	37,370
Legends Hospitality Holding Co. LLC/Legends Hospitality
Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	40	40,026
MoneyGram International Inc., 5.38%, 08/01/26
(Call 08/01/23)(a)(b)	45	46,510
Prime Security Services Borrower LLC/Prime Finance Inc.,
5.75%, 04/15/26(a)	135	139,872
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	65	69,189
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%,
11/01/26 (Call 11/01/22)(a)	45	45,682
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/22)(a)	80	84,055
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26
(Call 04/15/23)(a)	90	91,066
		1,237,401
Computers — 0.9%
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26
(Call 12/01/22)(a)	100	63,680
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	130	134,151
		197,831
Cosmetics & Personal Care — 0.9%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	95	95,191
6.50%, 04/15/26 (Call 04/15/22)(a)	60	60,975
Oriflame Investment Holding PLC, 5.13%, 05/04/26
(Call 05/15/23)(a)	45	40,381
		196,547

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.3%
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(a)	$75	$65,769

Diversified Financial Services — 3.4%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	35	35,573
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(b)	40	41,229
goeasy Ltd., 4.38%, 05/01/26 (Call 05/01/23)(a)	40	39,792
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)(b)	60	52,161
Jefferson Capital Holdings LLC, 6.00%, 08/15/26
(Call 08/15/23)(a)	40	40,047
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)	40	40,957
Navient Corp., 6.75%, 06/15/26(b)	75	79,424
OneMain Finance Corp., 7.13%, 03/15/26	170	186,975
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)	45	46,225
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%,
10/15/26 (Call 10/15/23)(a)	120	114,350
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	50	48,146
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)	30	28,792
		753,671
Electric — 1.1%
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/22)(a)	32	32,615
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	35	33,172
NextEra Energy Operating Partners LP, 3.88%, 10/15/26
(Call 07/15/26)(a)	70	70,629
Terraform Global Operating LLC, 6.13%, 03/01/26
(Call 03/01/22)(a)	40	40,583
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/22)(a)	75	76,415
		253,414
Energy - Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%,
01/15/26 (Call 11/15/22)(a)	25	25,823
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	45	43,375
		69,198
Engineering & Construction — 0.3%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%,
02/01/26 (Call 02/01/23)(a)	45	45,574
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)	30	30,109
		75,683
Entertainment — 2.7%
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)	30	31,125
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)(b)	45	44,165
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	35	35,450
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)	40	41,519
International Game Technology PLC, 4.13%, 04/15/26
(Call 04/15/23)(a)	80	80,166
Live Nation Entertainment Inc., 5.63%, 03/15/26
(Call 03/15/22)(a)	50	51,019
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	45	47,049
Mohegan Gaming & Entertainment, 8.00%, 02/01/26
(Call 02/01/23)(a)	125	127,157
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26
(Call 11/01/22)(a)	40	39,614
Scientific Games International Inc., 8.25%, 03/15/26
(Call 03/15/22)(a)	105	109,725
		606,989
Environmental Control — 0.6%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	70	72,386
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/22)(a)	55	53,477
		125,863
Security	Par (000)	Value

Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	$85	$82,737
7.50%, 03/15/26 (Call 03/15/22)(a)	55	58,380
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%,
08/15/26 (Call 08/15/22)(a)(b)	40	41,038
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%,
06/01/26 (Call 06/01/22)(a)	35	34,664
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	165	166,650
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/22)(a)(b)	45	40,471
		423,940
Forest Products & Paper — 0.4%
Mercer International Inc., 5.50%, 01/15/26 (Call 01/15/23)	35	35,168
Resolute Forest Products Inc., 4.88%, 03/01/26
(Call 03/01/23)(a)	30	29,655
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26
(Call 10/01/22)(a)	35	34,839
		99,662
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%,
08/20/26 (Call 05/20/26)	85	89,874

Health Care - Services — 5.4%
CHS/Community Health Systems Inc., 8.00%, 03/15/26
(Call 03/15/22)(a)	180	187,740
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/22)(a)(b)	35	35,670
HCA Inc.
5.38%, 09/01/26 (Call 03/01/26)	110	119,330
5.88%, 02/15/26 (Call 08/15/25)	150	163,558
IQVIA Inc., 5.00%, 10/15/26 (Call 10/15/22)(a)	100	102,294
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(a)	135	142,258
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	135	138,906
Tenet Healthcare Corp., 4.88%, 01/01/26 (Call 03/01/22)(a)	255	256,191
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 03/01/23)(a)	55	55,244
US Acute Care Solutions LLC, 6.38%, 03/01/26(a)	10	10,136
		1,211,327
Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%,
05/15/26 (Call 05/15/22)	120	123,354

Home Builders — 0.5%
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	50	49,319
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 02/15/22)(a)	30	31,200
10.50%, 02/15/26 (Call 02/15/22)(a)(b)	20	21,331
		101,850
Housewares — 1.2%
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	210	220,145
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 12/15/22)	45	46,129
		266,274
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26
(Call 08/01/22)(a)	50	54,407
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/22)(a)	175	179,174
		233,581

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 2.1%
Cogent Communications Group Inc., 3.50%, 05/01/26
(Call 02/01/26)(a)	$60	$58,979
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	85	84,380
Netflix Inc., 4.38%, 11/15/26(b)	85	91,231
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/22)(a)(b)	80	80,764
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/22)(a)	150	159,255
		474,609
Iron & Steel — 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%,
07/15/26 (Call 07/15/22)(a)	75	78,408
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 03/15/22)(a)	75	78,717
		157,125
Leisure Time — 3.7%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	145	147,865
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	95	106,677
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(a)	65	66,328
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	94	94,491
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	50	50,997
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	150	142,064
10.25%, 02/01/26 (Call 08/01/23)(a)	52	59,016
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	70	65,354
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	100	97,566
		830,358
Lodging — 1.3%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	25	24,209
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 04/26/22)(d)	50	48,765
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	55	55,819
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	70	75,212
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/22)(a)	100	94,188
		298,193
Machinery — 1.2%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	33	34,031
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)	35	36,714
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	40	42,070
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26
(Call 04/15/22)(a)(b)	70	71,295
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)(b)	90	87,821
		271,931
Manufacturing — 1.0%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/22)	25	26,074
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(a)	75	82,162
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 01/15/23)(a)(b)	65	66,869
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	35	37,966
		213,071
Media — 5.4%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26
(Call 02/01/23)(a)(b)	25	24,778
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%,
05/01/26 (Call 05/01/22)(a)	40	40,961
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 07/01/22)(a)(b)	45	46,353
Security	Par (000)	Value

Media (continued)
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	$300	$291,123
7.75%, 07/01/26	200	206,066
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)	45	45,829
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/22)(a)	50	51,212
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/01/22)(b)	95	98,440
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26
(Call 09/15/23)(a)	90	86,827
Sinclair Television Group Inc., 5.88%, 03/15/26
(Call 03/15/22)(a)	35	35,399
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)	125	120,174
Spanish Broadcasting System Inc., 9.75%, 03/01/26
(Call 09/01/23)(a)	30	30,946
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)	60	60,971
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	60	62,309
		1,201,388
Mining — 1.2%
Constellium SE, 5.88%, 02/15/26 (Call 11/15/22)(a)	50	50,565
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(d)	60	59,035
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26
(Call 06/01/22)(a)	25	26,223
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	95	92,221
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	35	35,629
		263,673
Oil & Gas — 9.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%,
02/15/26 (Call 02/15/23)(a)	75	79,148
Antero Resources Corp., 8.38%, 07/15/26 (Call 01/15/24)(a)	33	36,821
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/26 (Call 11/01/22)(a)	65	64,925
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(a)	35	35,133
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/22)(a)	45	45,099
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/23)(a)(b)	65	67,606
Callon Petroleum Co., 6.38%, 07/01/26 (Call 07/01/22)	30	28,833
Centennial Resource Production LLC, 5.38%, 01/15/26
(Call 01/15/23)(a)	35	34,152
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)	45	46,449
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	48	47,860
Colgate Energy Partners III LLC, 7.75%, 02/15/26
(Call 02/15/24)(a)	35	37,716
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%,
04/15/26 (Call 04/15/23)(a)	29	29,973
EQT Corp., 3.13%, 05/15/26 (Call 05/15/23)(a)	45	44,003
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	60	64,460
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)(b)	40	39,740
Independence Energy Finance LLC, 7.25%, 05/01/26
(Call 05/01/23)(a)	55	56,647
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/15/23)(a)	50	51,554
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance
Corp., 6.00%, 08/01/26 (Call 08/01/22)(a)	40	40,850
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/22)	105	106,486
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26
(Call 01/15/23)(a)	75	68,632
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)	60	57,446
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	40	41,097
Occidental Petroleum Corp.
3.20%, 08/15/26 (Call 06/15/26)	130	128,197

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.40%, 04/15/26 (Call 01/15/26)	$90	$88,900
5.55%, 03/15/26 (Call 12/15/25)	110	117,204
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	60	65,543
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/22)(b)	80	81,394
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	40	40,992
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	65	65,458
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/22)(a)	35	35,307
Range Resources Corp., 9.25%, 02/01/26 (Call 02/01/22)	75	80,203
SM Energy Co., 6.75%, 09/15/26 (Call 09/15/22)	50	50,504
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)	55	54,599
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	65	69,233
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)	55	56,356
		2,058,520
Oil & Gas Services — 0.9%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	81	84,707
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 04/01/26 (Call 04/01/22)	85	86,259
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)	30	30,834
		201,800
Packaging & Containers — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
4.13%, 08/15/26 (Call 08/15/22)(a)	135	133,955
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)	80	85,011
Berry Global Inc., 4.50%, 02/15/26 (Call 02/15/22)(a)(b)	31	31,136
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%,
09/30/26 (Call 03/31/26)	50	51,977
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%,
02/01/26 (Call 02/01/22)	25	25,520
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	35	40,648
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/22)(a)(b)	55	56,734
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(a)	70	70,974
Trivium Packaging Finance BV, 5.50%, 08/15/26
(Call 08/15/22)(a)	110	111,376
		607,331
Pharmaceuticals — 1.5%
Bausch Health Americas Inc., 9.25%, 04/01/26
(Call 04/01/22)(a)	160	165,155
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)(b)	35	27,377
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	100	101,876
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	45	44,136
		338,544
Pipelines — 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
7.88%, 05/15/26 (Call 05/15/23)(a)	75	80,542
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%,
07/15/26 (Call 07/15/22)(a)	30	30,648
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	60	59,931
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	50	51,346
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)(b)	50	49,473
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%,
05/15/26 (Call 02/15/22)	40	38,608
Hess Midstream Operations LP, 5.63%, 02/15/26
(Call 02/15/22)(a)	95	96,903
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	155	145,298
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%,
02/01/26 (Call 02/01/23)(a)	225	228,832
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%,
04/15/26 (Call 04/15/22)(b)	35	30,599
Security	Par (000)	Value

Pipelines (continued)
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/22)(a)	$75	$76,348
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	55	57,751
Summit Midstream Holdings LLC/Summit Midstream Finance
Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	75	76,833
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 5.88%, 04/15/26 (Call 04/15/22)	95	98,109
TransMontaigne Partners LP/TLP Finance Corp., 6.13%,
02/15/26 (Call 02/15/22)	35	34,354
Western Midstream Operating LP, 4.65%, 07/01/26
(Call 04/01/26)	70	73,289
		1,228,864
Real Estate Investment Trusts — 3.2%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(a)	105	105,000
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/22)	35	28,776
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26
(Call 03/15/26)(a)	105	101,488
iStar Inc., 5.50%, 02/15/26 (Call 08/15/22)	40	40,738
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc., 4.50%, 09/01/26 (Call 06/01/26)	70	73,505
MPT Operating Partnership LP/MPT Finance Corp., 5.25%,
08/01/26 (Call 08/01/22)	35	36,032
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)	55	53,493
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	50	46,437
5.25%, 02/15/26 (Call 08/15/25)	40	38,328
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(a)	45	43,927
VICI Properties LP/VICI Note Co. Inc., 4.25%, 12/01/26
(Call 12/01/22)(a)	145	146,463
		714,187
Retail — 4.3%
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	30	22,938
Beacon Roofing Supply Inc., 4.50%, 11/15/26
(Call 11/15/22)(a)(b)	35	35,753
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	65	62,601
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26
(Call 04/01/23)(a)	65	61,581
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	25	26,550
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/22)(a)	70	71,219
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%,
02/15/26 (Call 02/15/23)(a)	80	77,065
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%,
04/01/26 (Call 04/01/23)(a)	120	124,249
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)	75	75,526
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(a)(b)	85	83,433
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 09/30/26 (Call 09/30/22)(a)	90	92,615
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	210	207,047
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/22),
(9.00% PIK)(a)(c)	30	30,482
		971,059
Software — 1.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/22)(a)	30	31,214
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 09/01/22)(a)	50	52,159
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	60	60,915
Consensus Cloud Solutions Inc., 6.00%, 10/15/26
(Call 10/15/23)(a)	40	41,207

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	$40	$43,071
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/22)	35	36,057
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)(b)	30	29,486
		294,109
Telecommunications — 6.8%
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(a)	155	157,086
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26
(Call 10/01/22)(a)	215	222,790
Hughes Satellite Systems Corp.
5.25%, 08/01/26	115	122,353
6.63%, 08/01/26(b)	75	80,658
Iliad Holding SASU., 6.50%, 10/15/26 (Call 10/15/23)(a)	125	126,771
Level 3 Financing Inc., 5.25%, 03/15/26 (Call 03/15/22)	60	61,134
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	155	156,460
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	160	183,658
Telesat Canada/Telesat LLC, 5.63%, 12/06/26 (Call 12/06/23)(a)	55	46,639
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	110	106,050
2.25%, 02/15/26 (Call 02/15/23)(a)	85	82,074
2.63%, 04/15/26 (Call 04/15/23)	180	176,416
		1,522,089
Toys, Games & Hobbies — 0.4%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)	80	79,974

Water — 0.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 04/01/23)(a)	45	46,524

Total Corporate Bonds & Notes — 97.1%
(Cost: $22,044,614)		21,733,905
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(e)(f)(g)	1,879	$1,879,220
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(e)(f)	270	270,000
		2,149,220
Total Short-Term Investments — 9.6%
(Cost: $2,149,336)		2,149,220

Total Investments in Securities — 106.7%
(Cost: $24,193,950)		23,883,125

Other Assets, Less Liabilities — (6.7)%		(1,510,115)

Net Assets — 100.0%		$22,373,010

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,830,858	$48,746	(a)	$—		$(269)	$(115)	$1,879,220	1,879	$1,673	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—		(250,000	)(a)	—	—	270,000	270	2		—
						$(269)	$(115)	$2,149,220		$1,675		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$21,733,905	$—	$21,733,905
Money Market Funds	2,149,220	—	—	2,149,220
	$2,149,220	$21,733,905	$—	$23,883,125

Portfolio Abbreviations - Fixed Income;

PIK	Payment-in-kind
REIT	Real Estate Investment Trust